Business Acquisition (Details) - USD ($)			12 Months Ended
	Jun. 04, 2025	Nov. 08, 2023	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Holdback agreement paid		$ 200,000
Real estate purchase agreement		590,000
Adjustment of amortization expense				$ 23,220
Debary Animal Clinic [Member]
Business Acquisition [Line Items]
Aggregate consideration paid	$ 1,942,500
Exchange payment	1,850,000
Business combination, dividing closing price	92,500
Holdback cash	114,500
Acquisition costs	$ 70,046
Valley Veterinary Service [Member]
Business Acquisition [Line Items]
Exchange payment		800,000	$ 1,790,000
Business combination, dividing closing price		$ 400,000
Advanced Veterinary Care of Pasco [Member]
Business Acquisition [Line Items]
Acquisition costs			$ 39,535
Acquisition date			Jan. 01, 2023